Derivative Warrants Liabilities (Details 2) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	2,071	131
Exercised		(10,240)
Revaluation of warrants	(2,071)	12,180
Shares outstanding, Ending		2,071
Series A (Mar-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning		3
Exercised		(7,792)
Revaluation of warrants		7,789
Shares outstanding, Ending
Series B (Mar-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	1,054	16
Exercised		(1,734)
Revaluation of warrants	(1,054)	2,772
Shares outstanding, Ending		1,054
Series A (May-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning		3
Exercised		(327)
Revaluation of warrants		324
Shares outstanding, Ending
Series B (May-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	338	17
Exercised
Revaluation of warrants	(338)	321
Shares outstanding, Ending		338
Series E (Oct-2016) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding, Beginning	679	92
Exercised		(387)
Revaluation of warrants	(679)	974
Shares outstanding, Ending		679